OTHER ACCRUED LIABILITIES (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Other accrued liabilities	$ 45,000	$ 45,000	$ 45,000
Customer deposits liabilities	$ 1,728,301	$ 1,730,213	$ 1,735,109